REVENUE (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016		Dec. 31, 2016	Dec. 31, 2015
Revenues
Sales of services	$ 801,692	$ 497,985	[1]	$ 2,610,820
Payment processing fees	10,060	977		34,916
Kiosk sales	113,921	130,972	[1]	44,606
Other	1,637		[1]	1,554
Revenue	$ 927,310	$ 629,934	[1]	$ 2,691,896	$ 1,127,944	[1]
QPAGOS Corporation - Parent Company [Member]
Revenues
Sales of services					739,894
Payment processing fees					66,674
Kiosk sales					321,239
Other					137
Revenue					$ 1,127,944

[1]	As Restated